Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE
34	EARNINGS PER SHARE

On November 5, 2024, the Company effected 49-for-1 reverse share split of its issued and outstanding ordinary shares. And subsequently on April 3, 2025, the Company effected another 20-for-1 reverse share split exercise. The reverse share split did not affect the total amount of shareholders’ equity.

In accordance with IAS 33, the weighted average number of outstanding shares used in the calculation of basic and diluted earnings per share for all prior periods presented has been retroactively adjusted to reflect both reverse share split excerises. This adjustment ensures comparability across all reporting periods.

The following table presents the impact of the reverse share splits on earnings per share:

Year ended	As Previously Reported	Adjusted for Reverse Share Split
Earnings per share – basic and diluted*

December 31, 2022 (RM)	0.59	614.70
December 31, 2023 (RM)	0.97	919.14

Weighted average number of ordinary shares used in computing earnings – basic and diluted*

December 31, 2022 (Number of ordinary shares)	34,412,259	35,115
December 31, 2023 (Number of ordinary shares)	36,802,804	38,804